Products revenue - Summary Of Information About Product Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary Of Information About Product Revenue [Line Items]
Revenues	¥ 82,225	$ 11,581		¥ 473,740	¥ 631,838
ASIC chips products
Summary Of Information About Product Revenue [Line Items]
Revenues	68,358			473,740	631,838
ASIC chips
Summary Of Information About Product Revenue [Line Items]
Revenues	47,736			436,980	560,105
Computing equipment
Summary Of Information About Product Revenue [Line Items]
Revenues	8,496			0	0
Ancillary software and hardware
Summary Of Information About Product Revenue [Line Items]
Revenues	12,126			36,760	71,733
Others
Summary Of Information About Product Revenue [Line Items]
Revenues	¥ 13,867			¥ 0	¥ 0

[1]	The reclassification of amortization of other income and interest expense and guarantee fee to other income, net can be referenced in Note 2(ad).